Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Cash flows used in operating activities:
Net loss		$ (274,750)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance income		(20,368)
Depreciation		16,123
Change in operating assets and liabilities:
Minimum rents receivable		75,499
Accounts payable and accrued liabilities		90,602
Deferred revenue		11,647
Net cash used in operating activities		(101,247)
Cash flows used in investing activities:
Purchase of finance leases		(981,882)
Purchase of equipment subject to operating leases		(334,826)
Net cash used in investing activities		(1,316,708)
Cash flows from financing activities:
Cash received from loan payable		1,000
Cash received from Limited Partner capital contributions		3,094,750
Cash received from General Partner capital contribution		100
Cash paid for underwriting fees		(1,000)
Cash paid for offering costs		(495,950)
Cash received from subscriptions received in advance		70,173
Net cash provided by financing activities		2,669,073
Net increase in cash and cash equivalents		1,251,118
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	$ 1,251,118	1,251,118
Supplemental disclosure of non-cash investing and financing activities:
Offering expenses paid by Investment Manager		495,950
Units issued as underwriting fee discount		231,731
Distributions payable to General Partner		401
Distributions payable to Limited Partners		40,088
SQN AIF V GP, LLC [Member]
Cash flows used in operating activities:
Net loss	(274,750)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance income	(20,368)
Depreciation	16,123
Change in operating assets and liabilities:
Minimum rents receivable	75,499
Accounts payable and accrued liabilities	90,602
Deferred revenue	11,647
Net cash used in operating activities	(101,247)
Cash flows used in investing activities:
Purchase of finance leases	(981,882)
Purchase of equipment subject to operating leases	(334,826)
Net cash used in investing activities	(1,316,708)
Cash flows from financing activities:
Cash received from Member capital contributions	1,001,100
Cash received from Fund V Limited Partner capital contributions	3,094,750
Cash paid for Member distributions	(1,000,000)
Cash paid for underwriting fees	(1,000)
Cash paid for offering costs	(495,950)
Cash received from subscriptions received in advance	70,173
Net cash provided by financing activities	2,669,073
Net increase in cash and cash equivalents	1,251,018
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period	1,251,018	$ 1,251,018
Supplemental disclosure of non-cash investing and financing activities:
Offering expenses paid by Investment Manager	495,950
Distributions payable to Limited Partners	$ 40,088